Stock-Based Compensation - Summary of Incentive Unit Activity (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Opening balance, Unvested incentive units	429,963
Opening balance, Weighted-average grant date fair value per unit | $ / shares	$ 0.19
Unvested incentive units, Vested	(32,939)
Weighted-average grant date fair value per unit, Vested | $ / shares	$ 0.43
Unvested incentive units, Forfeited	(4,428)
Weighted-average grant date fair value per unit, Forfeited | $ / shares	$ 0.66
Unvested incentive units, Cancelled	(392,596)
Weighted-average grant date fair value per unit, Cancelled	0.10%
Closing balance, Unvested incentive units	0
Closing balance, Weighted-average grant date fair value per unit | $ / shares	$ 0